Related Party Transactions (Details) - USD ($)										1 Months Ended	3 Months Ended		12 Months Ended
	Aug. 11, 2025	Feb. 09, 2025	Dec. 06, 2024	Oct. 10, 2024	Jul. 26, 2024	Apr. 10, 2024	Jul. 31, 2023	Nov. 30, 2021	Aug. 31, 2021	Nov. 30, 2021	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2021	Jun. 21, 2023
Related Party Transactions [Line Items]
Founder shares, description											the Company effected a 1.36672326 for 1 stock split
Due from Sponsor											$ 15,510		$ 15,510	$ 15,510
Working capital loans													1,800,000	1,300,000
Outstanding balance											300,000		300,000	300,000
Misallocated restricted funds						$ 800,000
Borrowings discount allocation amount													0
Issued shares (in Shares)	0.1
Contribution on default per shares (in Dollars per share)	$ 1
Subscription expense													164,000
Capital subscription shares expense													164,000
Subscription of share liability													0
Change in fair value													16,400
Incurred and paid amount											30,000	$ 30,000	120,000	120,000
Sponsor fee paid												20,000	80,000	40,000
Administrative support services fees											80,000		80,000
Subscription per shares (in Dollars per share)	$ 1
August Subscription Agreement [Member]
Related Party Transactions [Line Items]
Issued shares (in Shares)	0.1
Contribution on default per shares (in Dollars per share)	$ 1
Subscription expense											1,600	$ 0
Subscription per shares (in Dollars per share)	$ 1
Unsecured Promissory Note [Member]
Related Party Transactions [Line Items]
Borrowings discount allocation amount														144,795
Working Capital Note [Member]
Related Party Transactions [Line Items]
Principal amount	$ 400,000
Working Capital Loans [Member]
Related Party Transactions [Line Items]
Working capital loans											1,800,000		1,800,000
Borrowings discount allocation amount											$ 0		$ 0
Working Capital Loans [Member] | August Subscription Agreement [Member]
Related Party Transactions [Line Items]
Principal amount	400,000
Business Combination [Member]
Related Party Transactions [Line Items]
Business combination entity price (in Dollars per share)													$ 10
Sponsor [Member]
Related Party Transactions [Line Items]
Shares issued price (in Dollars per share)											$ 0.1		$ 0.1
Due from Sponsor											$ 15,510		$ 15,510	15,510
Working capital loans											1,500,000		1,500,000
Investor loaned											300,000		300,000
Borrowings net amount													1,800,000
Incurred and paid amount											$ 10,000		10,000
Sponsor [Member] | Unsecured Promissory Note [Member]
Related Party Transactions [Line Items]
Principal amount				$ 1,500,000	$ 422,182
Sponsor [Member] | Promissory Note with Related Party [Member]
Related Party Transactions [Line Items]
Principal amount							$ 60,000
Sponsor [Member] | Working Capital Note [Member]
Related Party Transactions [Line Items]
Due from Sponsor							240,000
Sponsor [Member] | Working Capital Loans [Member]
Related Party Transactions [Line Items]
Due from Sponsor							$ 240,000
Sponsor [Member] | Business Combination [Member]
Related Party Transactions [Line Items]
Business combination entity price (in Dollars per share)											$ 10
Related Party [Member]
Related Party Transactions [Line Items]
Due to related party											$ 211,029		211,029	201,029
Borrowings net amount											1,800,000		1,800,000	1,155,205
Subscription expense											0		0
Capital subscription shares expense											149,200		147,600
Notes outstanding											422,182		422,182	422,182
Related Party [Member] | Unsecured Promissory Note [Member]
Related Party Transactions [Line Items]
Principal amount					$ 422,182
Received principal amount													422,182
Related Party [Member] | Working Capital Loans [Member]
Related Party Transactions [Line Items]
Borrowings net amount											$ 1,800,000		1,800,000
Polar Multi-Strategy Master Fund [Member]
Related Party Transactions [Line Items]
Additional amounts			$ 200,000
Issue of shares (in Shares)			500,000
Polar Capital Investment [Member]
Related Party Transactions [Line Items]
Additional amounts			$ 500,000
Kevin Wright and Jeanine Percival Wright Revocable Trust [Member]
Related Party Transactions [Line Items]
Additional amounts		$ 500,000
Support Services [Member]
Related Party Transactions [Line Items]
Administrative support services fees													$ 110,000	$ 70,000
Founder Shares [Member] | Sponsor [Member]
Related Party Transactions [Line Items]
Founder shares, description								the Company effected a 1.36672326 for 1 stock split
Sponsor owned shares								$ 10,062,500		$ 10,062,500
Class B Common Stock [Member]
Related Party Transactions [Line Items]
Common stock, par value (in Dollars per share)											$ 0.0001		$ 0.0001	$ 0.0001		$ 0.0001
Issue of shares (in Shares)
Class B Common Stock [Member] | Founder Shares [Member] | Sponsor [Member]
Related Party Transactions [Line Items]
Purchase of shares (in Shares)									7,362,500
Common stock, par value (in Dollars per share)									$ 0.0001
Aggregate price amount									$ 25,000
Class A Common Stock [Member]
Related Party Transactions [Line Items]
Common stock, par value (in Dollars per share)											$ 0.0001		$ 0.0001	$ 0.0001
Issue of shares (in Shares)			200,000								9,835,000		9,835,000	9,835,000		8,881,250
Capital contribution	$ 10
Issued shares (in Shares)	0.1
Subscription per shares (in Dollars per share)	$ 1
Class A Common Stock [Member] | August Subscription Agreement [Member]
Related Party Transactions [Line Items]
Capital contribution	$ 10
Issued shares (in Shares)	0.1
Class A Common Stock [Member] | Business Combination [Member]
Related Party Transactions [Line Items]
Shares issued price (in Dollars per share)											$ 12		$ 12
Class A Common Stock [Member] | Sponsor [Member]
Related Party Transactions [Line Items]
Issue of shares (in Shares)		300,000	200,000
Over-Allotment Option [Member] | Sponsor [Member]
Related Party Transactions [Line Items]
Shares forfeited (in Shares)											1,312,500		1,312,500		1,181,250